Statements of Cash Flows (USD $)	12 Months Ended		34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows from operating activities
Net (loss) income for the period	$ (225,211)	$ 67,428	$ (280,968)
Item not affecting cash
Shares issued for services			100,000
Changes in operating assets and liabilities
Decrease (increase) in accounts receivable	150,000	(150,000)
(Decrease) increase in accounts payable and accrued liabilities	(5,784)	11,000	5,216
Increase in tax receivable	(1,507)		(1,864)
Net cash used in operating activities	(82,502)	(71,572)	(177,616)
Cash flows from financing activities
Increase in payable to related party	2,089	56,207	61,654
Proceeds from issuance of common stock			314,049
Net cash provided by financing activities	2,089	56,207	375,703
Net (decrease) increase in cash and cash equivalents	(80,413)	(15,365)	198,087
Cash and cash equivalents, beginning of the period	278,500	293,865
Cash and cash equivalents, end of the period	$ 198,087	$ 278,500	$ 198,087